MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The Company invests in equity marketable securities, which are classified as available-for-sale. The following is a summary of the Company's investment in marketable securities:

	December 31, 2013				December 31, 2012
		Gross unrealized	Gross unrealized	Fair		Gross unrealized	Gross unrealized	Fair
	Cost	Gains	Losses	value	Cost	gains	losses	value
Available-for-sale:

Equity securities	$4,020	$2,127	$-	$6,147	$4,804	$1,076	$(41)	$5,839

	$4,020	$2,127	$-	$6,147	$4,804	$1,076	$(41)	$5,839

As of December 31, 2013 an amount of $ 3,000 was classified as current assets on the balance sheet in accordance with ASC 320-10-45-2, based on management's intent to sell within the next 12 months.